Background, Business and Basis of Presentation Background, Business and Basis of Presentation (Details) (USD $)	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended				14 Months Ended	15 Months Ended	36 Months Ended	60 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	60 Months Ended
	Aug. 14, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2007	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2008	Sep. 30, 2011	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Apr. 26, 2007	Mar. 31, 2013 Customer Contracts [Member]	Dec. 31, 2012 Customer Contracts [Member]	Mar. 31, 2013 Cruise Itineraries [Domain]	Dec. 31, 2012 Cruise Itineraries [Domain]	Mar. 31, 2013 Branded resort properties [Domain]	Dec. 31, 2012 Branded resort properties [Domain]	Mar. 31, 2013 Multi-resorts (the Collections) [Member]	Dec. 31, 2012 sales centers across the globe [Domain]	Dec. 31, 2012 Asset Management [Member]	Mar. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2013 Number of Resorts in St.Maarten [Domain]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2012 541613 Marketing Consulting Services [Member]	Dec. 31, 2012 Number of locations for independent sales org. [Domain]	Dec. 31, 2012 Financing Receivable [Member]	Mar. 31, 2013 Number of destinations [Domain]	Dec. 31, 2012 Number of destinations [Domain]	Mar. 31, 2013 All Countries [Domain]	Dec. 31, 2012 All Countries [Domain]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Sep. 30, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2012 Weighted Average [Member]
Term of Programs					36 months																																							18 months
Preferred Stock, Dividend Rate, Percentage	17.00%									16.50%
Debt Instrument, Interest Rate, Stated Percentage														10.00%	10.00%	12.00%																										12.00%	12.00%
Proceeds from Issuance or Sale of Equity				$ 62,400,000				$ 75,000,000
Other Ownership Interests, Contributed Capital																	7,100,000
Common Stock, Par or Stated Value Per Share						$ 16.00					$ 16.00		$ 16.00
Other Parent Company Disclosures						44												490000	490000	four	four	80	79	seven	50	9274	211	180	two						38	12		295	263	32	28
Termloanseligibletocustomers													10
Financing Receivable, Credit Quality, Additional Information					.10																																								707	758
Financed receivables - voi sales									67.00%		69.30%	34.60%
Percentage of minimum downpayment for initial investment		10.00%
Percentage of minimum downpayment for initial investment						18.30%
Average Initial Equity Contribution for new VOI purchases						30.70%
Average Combined Cash and Equity Contribution						49.00%
Company's loan portfolio						56,000					56,000		56,000
Financing Receivable, Gross						0	364,686,000				0		0
Company's loan portfolio - loans, current						41,000					41,000		41,000
Average balance of financing receivables not in default						9,200					9,200		9,200
Company's loan portfolio - loans, defaulted						15,000					15,000		15,000
Average balance of outstanding financing receivables- defaulted						9,100					9,100		9,100
Contract Receivable, Due after One Year, Weighted Average Interest Rate		15.70%				15.70%	15.90%				15.70%		15.70%																								15.90%
Weighted average financing receivables defaulted						16.60%					16.60%		16.60%
Owner-familieswithoutstanding loans-percent						8.40%					8.40%		8.40%
Property Management Fee, Percent Fee																														10.00%	10.00%	15.00%	15.00%	14.60%
Terms of management contracts European collection		40
PVCpercentageofmembershipinterest		90.00%
Prior Period Reclassification Adjustment			$ 500,000				$ 2,100,000	$ 2,000,000